Note 13 - Capital stock (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
	Preferred Shares		Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2011	5,622,634	$140,561	28,615,560	$110,448	1,325,694	$373	29,941,254	$110,821
Balance, December 31, 2012	5,230,634	$130,762	28,744,410	$118,448	1,325,694	$373	30,070,104	$118,821